Other non-current financial assets (Tables)	12 Months Ended
Dec. 31, 2020
Other Non-current Financial Assets [Abstract]
Other non-current financial assets
	2020 £’000	2019 £’000
Long-term security deposits	786	2,532
Prepayments	3,427	1,858
Other	197	-
	4,410	4,390